AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

May 6, 2016

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:        Pacific Funds Series Trust

      (File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust” or “Registrant”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 126 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

This PEA is filed primarily for the purpose of updating information in the Registration Statement as required to be updated annually, and does not raise novel or complex issues of law or policy. No new series of the Trust is being registered in connection with this filing1.

Pursuant to SEC Release No. 33-6510/IC-13768 (February 15, 1984), Pacific Life Insurance Company, the administrator for the Registrant, respectfully requests selective review of PEA No. 126 limited to those disclosure items that have changed since the registration statements for the Trust previously reviewed by the Commission in PEA No. 124 (as filed on March 4, 2016), PEA No. 119 (as filed on October 7, 2015) and PEA No. 115 (as filed on May 8, 2015). These disclosures are as follows:

Class A, B, C, I, R, Advisor Class and Investor Class Prospectus; Institutional Class and Class P Prospectus; and Class P Prospectus:

¡	Revisions to various principal risks and principal investment strategies to carry over the same revisions from the most recent Pacific Select Fund (“PSF”) annual update in response to Commission comment, which disclosure is substantially identical to that of the Trust.

1 The Class A, B, C, I, R, Advisor Class and Investor Class Prospectus includes six series that were recently reviewed by the Commission in PEA No. 124, but appear wholly blacklined in PEA No. 126 due to their integration into a prospectus that includes other Funds of the Trust.

Pacific Funds Series Trust

May 6, 2016

¡	Revisions to the broad asset class allocations for Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Growth, together with new composite benchmarks.
¡	Revisions to expense reimbursement and fee waiver terms and related disclosure.
¡	Revisions related to manager name and portfolio manager personnel changes.

Statement of Additional Information:

¡	Revisions to disclosure regarding the description of certain bonds, precious metals related securities (deleted), forward commitments, contingent convertible securities and REITs to carry over the same revisions from the most recent PSF annual update, some in response to Commission comment, which disclosure is substantially identical to that of the Trust.
¡	Revisions to mortgage-related and asset-backed securities disclosure.
¡	Revisions to disclosure for certain officers and trustees.
¡	Revisions related to portfolio manager personnel changes.
¡	Revisions to policies of certain Managers regarding compensation, conflicts of interest, corporate structure/name changes and proxy voting.
¡	Revisions to disclosures regarding taxation.

Information that was not available at the time of the filing (e.g., other accounts managed for portfolio managers) will be added in a Rule 485(b) filing prior to the effective date.

As the facing sheet indicates, PEA No. 126 is scheduled to become effective sixty (60) days after filing. No fees are required in connection with this filing.

Blacklined documents reflecting all changes will be provided upon filing of PEA No. 126.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Laurene MacElwee, Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP (w/o attachment)

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